Long-term interest bearing debt - Outstanding Debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Current portion of long-term debt, Principal outstanding	$ 47.5	$ 1,084.8
Current portion of long-term debt, Less: Debt issuance cost	0.0	(6.3)
Debt due within one year	47.5	1,078.5
Long-term portion of interest bearing debt	261.3	883.3
Long-term portion of debt	0.0	(2.8)
Long-term debt	261.3	880.5
Related party share of long term debt, Principal outstanding	1,491.1
Related party share of long term debt, Less: Debt Issuance Costs	0.0
Debt held as subject to compromise	1,491.1	0.0
Principal outstanding	1,799.9	1,968.1
Less: Debt Issuance Costs	0.0	(9.1)
Total Debt	$ 1,799.9	$ 1,959.0